Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate to Actual Rates Based on Income or Loss Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense (benefit) attributable to:
Federal	$ (16,749,778)	$ (6,692,267)
State, net of federal benefit	(853,392)	(672,148)
Foreign tax rate differential	(11,543)	(138,292)
Permanent differences	472,270	(230,034)
Goodwill impairment	9,172,756	2,658,665
Rate changes	(992)	54,295
Changes in valuation allowance	7,501,917	3,361,603
Provision to return adjustment	62,788	273,489
Deferred true-ups	(247,839)	(928,743)
Other adjustments	(62,342)	49,707
Effective income tax expense (benefit)	$ (716,155)	$ (2,263,725)